Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Intangible assets	€ 17,914	€ 17,262
Property, plant and equipment including right-of-use assets	11,669	12,234
Financial assets	14,253	16,203
Equity method investments	935	1,043
Deferred tax assets	2,466	2,317
Non-current assets	47,237	49,058
Inventories	23,448	18,112
Trade receivables and other receivables	49,551	33,653
Other current assets	4,680	3,918
Cash and cash equivalents	2,292	1,574
Current assets	79,970	57,257
Total assets	127,207	106,315
Equity and Liabilities
Subscribed capital and capital reserves	263,264	115,411
Other reserves	(294,674)	(248,155)
Equity attributable to owners of the group	(31,410)	(132,744)
Non-controlling interest	617	579
Equity	(30,793)	(132,165)
Non-current financial liabilities	54,474	71,518
Provisions for pensions	969	969
Non-current provisions	254	254
Deferred tax liabilities	1,965	1,965
Non-current lease liabilities	6,961	7,153
Non-current liabilities	64,623	81,859
Current financial liabilities	28,184	87,148
Current contract liabilities	11,862	13,555
Trade payables and other financial liabilities	37,846	38,071
Other current liabilities	13,373	15,505
Current lease liabilities	1,360	1,397
Current provisions	752	415
Income tax liabilities		531
Current liabilities	93,377	156,622
Total equity and liabilities	€ 127,207	€ 106,315